Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nonvested PSU Transactions

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	-	$-
Granted	109,375	24.38
Performance criteria adjustment	30,773	24.38
Forfeited	(2,564)	24.38
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	137,584	$24.38

Summary Of Nonvested RSU Transactions

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	-	$-
Granted	44,342	22.21
Vested	-	-
Forfeited	-	-
Nonvested stock units at end of period	44,342	$22.21

Summary Of Compensation Costs

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,437	$2,064	$2,531
Income tax benefit	709	766	483
Capitalized compensation costs within
property plant and equipment	-	-	74

Summary Of Stock Option Transactions

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,839,197	$19.54
Granted	-	-
Forfeited	(13,908)	18.62
Expired	(23,839)	23.02
Exercised	(424,490)	15.56
Outstanding, end of year	3,376,960	$20.03	4.9	$10,698

Exercisable, end of year	2,893,668	$20.38	4.5	$8,691

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2011	2010	2009

Intrinsic value of options exercised	$3,071	$2,700	$1,393
Fair value of options vested	2,077	2,373	2,266

Summary Of Options Outstanding And Options Exercisable

	Options Outstanding			Options Exercisable
		Weighted Weighted			Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00- 12.99	218,365	0.9	$12.48	218,365	$12.48
$13.00- 16.99	394,259	2.0	15.70	394,259	15.70
$17.00- 19.99	1,378,659	6.2	18.24	895,367	18.43
$20.00- 22.99	459,377	6.2	20.18	459,377	20.18
$23.00- 27.99	484,500	5.1	23.26	484,500	23.26
$28.00- 29.99	441,800	4.2	29.46	441,800	29.46
	3,376,960	4.9	$20.03	2,893,668	$20.38

Summary Of Nonvested Share Activity - Restricted Stock

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	233,387	$17.62
Granted	66,000	22.21
Vested	(88,704)	18.60
Forfeited	(2,694)	17.23
Nonvested shares at end of period	207,989	$18.66

Summary Of Value Of Restricted Stock Awards

The following table summarizes the value of restricted stock awards:
	Years ended December 31,
	2011	2010	2009

Intrinsic value of restricted stock awards vested	$2,020	$1,147	$746
Fair value of restricted stock awards vested	1,650	1,270	887
Weighted average fair value of restricted stock awards granted	22.21	17.19	18.47

Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used In The Pricing Model	Year ended December 31, 2011

Expected term (years)	3.0
Risk-free interest rate	1.2%
Expected volatility	29.7%
Grant date fair value per
performance share unit	$24.38

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used In The Pricing Model

	Years ended December 31,
	2010	2009

Expected term (years)	6.0	5.3
Risk-free interest rate	2.8%	2.2%
Expected volatility	26.7%	31.3%
Dividend yield	3.3%	3.0%
Grant date fair value per option	$3.49	$4.37

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Compensation Costs

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,833	$1,967	$1,072
Income tax benefit	753	808	441